Performance Management	Feb. 28, 2026
Schwab Fundamental U.S. Broad Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Russell 3000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US All Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US All Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 18.81% Q2 2020
Worst Quarter: (26.81%) Q1 2020
Year-to-date performance (before taxes) as of 3/31/26: 2.77%

Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Index to the RAFI Fundamental High Liquidity US All Index. Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental U.S. Broad Market ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index | Average Annual Return, Label [Optional Text]		Russell 3000® Index
Russell 3000® Index | Average Annual Return, Percent			17.15%	13.15%	14.29%
RAFI Fundamental High Liquidity US All Index(1) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity US All Index(1)
RAFI Fundamental High Liquidity US All Index(1) | Average Annual Return, Percent	[1]		16.60%
Fundamental US All Spliced Index(2) | Average Annual Return, Label [Optional Text]		Fundamental US All Spliced Index(2)
Fundamental US All Spliced Index(2) | Average Annual Return, Percent	[2]		16.60%	14.52%	13.41%
Schwab Fundamental U.S. Broad Market ETF | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental U.S. Broad Market ETF | Average Annual Return, Percent			16.34%	14.25%	13.16%
Schwab Fundamental U.S. Broad Market ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental U.S. Broad Market ETF | After Taxes on Distributions | Average Annual Return, Percent			15.86%	13.75%	12.60%
Schwab Fundamental U.S. Broad Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental U.S. Broad Market ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			9.97%	11.36%	10.85%
[1]

Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Index to the RAFI Fundamental High Liquidity US All Index. Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index. The RAFI Fundamental High Liquidity US All Index commenced operations on January 31, 2024.

[2]

The Fundamental US All Spliced Index is an internally calculated index comprised of the Russell RAFI US Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US All Index from June 22, 2024 forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Broad Market ETF | Schwab Fundamental U.S. Broad Market ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	2.77%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.81%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.81%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Fundamental U.S. Large Company ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The Russell 1000® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 18.48% Q2 2020
Worst Quarter: (26.09%) Q1 2020
Year-to-date performance (before taxes) as of 3/31/26: 2.76%

Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index. Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental U.S. Large Company ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index | Average Annual Return, Label [Optional Text]		Russell 1000® Index
Russell 1000® Index | Average Annual Return, Percent			17.37%	13.59%	14.59%
RAFI Fundamental High Liquidity US Large Index(1) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity US Large Index(1)
RAFI Fundamental High Liquidity US Large Index(1) | Average Annual Return, Percent	[1]		17.28%
Fundamental US Large Spliced Index(2) | Average Annual Return, Label [Optional Text]		Fundamental US Large Spliced Index(2)
Fundamental US Large Spliced Index(2) | Average Annual Return, Percent	[2]		17.28%	14.90%	13.65%
Schwab Fundamental U.S. Large Company ETF | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental U.S. Large Company ETF | Average Annual Return, Percent			17.03%	14.62%	13.39%
Schwab Fundamental U.S. Large Company ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental U.S. Large Company ETF | After Taxes on Distributions | Average Annual Return, Percent			16.55%	14.11%	12.83%
Schwab Fundamental U.S. Large Company ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental U.S. Large Company ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			10.38%	11.67%	11.06%
[1]

Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Large Company Index to the RAFI Fundamental High Liquidity US Large Index. Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index. The RAFI Fundamental High Liquidity US Large Index commenced operations on January 31, 2024.

[2]

The Fundamental US Large Spliced Index is an internally calculated index comprised of the Russell RAFI US Large Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Large Index from June 22, 2024 forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Large Company ETF | Schwab Fundamental U.S. Large Company ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	2.76%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.48%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(26.09%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Fundamental U.S. Small Company ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500® Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 30.46% Q4 2020
Worst Quarter: (35.49%) Q1 2020
Year-to-date performance (before taxes) as of 3/31/26: 3.04%

Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index. Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental U.S. Small Company ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
RAFI Fundamental High Liquidity US Small Index(1) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity US Small Index(1)
RAFI Fundamental High Liquidity US Small Index(1) | Average Annual Return, Percent	[1]		7.84%
Fundamental US Small Spliced Index(2) | Average Annual Return, Label [Optional Text]		Fundamental US Small Spliced Index(2)
Fundamental US Small Spliced Index(2) | Average Annual Return, Percent	[2]		7.84%	9.69%	10.23%
Schwab Fundamental U.S. Small Company ETF | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental U.S. Small Company ETF | Average Annual Return, Percent			7.61%	9.49%	10.03%
Schwab Fundamental U.S. Small Company ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental U.S. Small Company ETF | After Taxes on Distributions | Average Annual Return, Percent			7.27%	9.10%	9.61%
Schwab Fundamental U.S. Small Company ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental U.S. Small Company ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			4.70%	7.44%	8.13%
[1]

Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI US Small Company Index to the RAFI Fundamental High Liquidity US Small Index. Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index. The RAFI Fundamental High Liquidity US Small Index commenced operations on January 31, 2024.

[2]

The Fundamental US Small Spliced Index is an internally calculated index comprised of the Russell RAFI US Small Company Index from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity US Small Index from June 22, 2024 forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental U.S. Small Company ETF | Schwab Fundamental U.S. Small Company ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	3.04%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	30.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(35.49%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Fundamental International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI EAFE Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 21.76% Q4 2020
Worst Quarter: (27.20%) Q1 2020
Year-to-date performance (before taxes) as of 3/31/26: 5.47%

Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental International Equity ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)(1)
MSCI EAFE Index (Net)(1) | Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)(1)(2) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Developed ex US Large Index (Net)(1)(2)
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)(1)(2) | Average Annual Return, Percent	[1],[2]		40.64%
Fundamental Developed ex US Large Spliced Index(1)(3) | Average Annual Return, Label [Optional Text]		Fundamental Developed ex US Large Spliced Index(1)(3)
Fundamental Developed ex US Large Spliced Index(1)(3) | Average Annual Return, Percent	[1],[3]		40.64%	12.94%	10.01%
Schwab Fundamental International Equity ETF | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental International Equity ETF | Average Annual Return, Percent			40.73%	12.92%	9.98%
Schwab Fundamental International Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental International Equity ETF | After Taxes on Distributions | Average Annual Return, Percent			39.67%	12.17%	9.36%
Schwab Fundamental International Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental International Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			24.98%	10.31%	8.17%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]

Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Large Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index. The RAFI Fundamental High Liquidity Developed ex US Large Index commenced operations on January 31, 2024.

[3]

The Fundamental Developed ex US Large Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) from June 22, 2024 forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental International Equity ETF | Schwab Fundamental International Equity ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	5.47%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	21.76%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(27.20%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Fundamental International Small Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI EAFE Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 18.44% Q4 2020
Worst Quarter: (28.84%) Q1 2020
Year-to-date performance (before taxes) as of 3/31/26: 1.50%

Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental International Small Equity ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)(1)
MSCI EAFE Index (Net)(1) | Average Annual Return, Percent	[1]		31.22%	8.92%	8.18%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)(1)(2) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Developed ex US Small Index (Net)(1)(2)
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)(1)(2) | Average Annual Return, Percent	[1],[2]		36.03%
Fundamental Developed ex US Small Spliced Index(1)(3) | Average Annual Return, Label [Optional Text]		Fundamental Developed ex US Small Spliced Index(1)(3)
Fundamental Developed ex US Small Spliced Index(1)(3) | Average Annual Return, Percent	[1],[3]		36.03%	8.52%	8.37%
Schwab Fundamental International Small Equity ETF | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental International Small Equity ETF | Average Annual Return, Percent			35.79%	8.25%	8.11%
Schwab Fundamental International Small Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental International Small Equity ETF | After Taxes on Distributions | Average Annual Return, Percent			34.58%	7.64%	7.56%
Schwab Fundamental International Small Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental International Small Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			22.04%	6.51%	6.57%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]

Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Developed ex US Small Company Index (Net) to the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index. The RAFI Fundamental High Liquidity Developed ex US Small Index commenced operations on January 31, 2024.

[3]

The Fundamental Developed ex US Small Spliced Index is an internally calculated index comprised of the Russell RAFI Developed ex US Small Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) from June 22, 2024 forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental International Small Equity ETF | Schwab Fundamental International Small Equity ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	1.50%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	18.44%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(28.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab Fundamental Emerging Markets Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The MSCI Emerging Markets Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 22.15% Q4 2020
Worst Quarter: (30.27%) Q1 2020
Year-to-date performance (before taxes) as of 3/31/26: 3.52%

Performance Table Market Index Changed	Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net). Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab Fundamental Emerging Markets Equity ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (Net)(1) | Average Annual Return, Label [Optional Text]		MSCI Emerging Markets Index (Net)(1)
MSCI Emerging Markets Index (Net)(1) | Average Annual Return, Percent	[1]		33.57%	4.20%	8.42%
RAFI Fundamental High Liquidity Emerging Markets Index (Net)(1)(2) | Average Annual Return, Label [Optional Text]		RAFI Fundamental High Liquidity Emerging Markets Index (Net)(1)(2)
RAFI Fundamental High Liquidity Emerging Markets Index (Net)(1)(2) | Average Annual Return, Percent	[1],[2]		29.54%
Fundamental Emerging Markets Spliced Index(1)(3) | Average Annual Return, Label [Optional Text]		Fundamental Emerging Markets Spliced Index(1)(3)
Fundamental Emerging Markets Spliced Index(1)(3) | Average Annual Return, Percent	[1],[3]		29.54%	10.43%	11.39%
Schwab Fundamental Emerging Markets Equity ETF | Average Annual Return, Label [Optional Text]		Before taxes
Schwab Fundamental Emerging Markets Equity ETF | Average Annual Return, Percent			28.96%	10.05%	10.93%
Schwab Fundamental Emerging Markets Equity ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab Fundamental Emerging Markets Equity ETF | After Taxes on Distributions | Average Annual Return, Percent			27.54%	8.86%	10.08%
Schwab Fundamental Emerging Markets Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab Fundamental Emerging Markets Equity ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			17.85%	7.73%	8.93%
[1]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[2]

Effective June 21, 2024, the fund changed its comparative index from the Russell RAFI Emerging Markets Large Company Index (Net) to the RAFI Fundamental High Liquidity Emerging Markets Index (Net). Performance of the fund prior to the index change, is based on the fund’s investment strategy to track the previous index. The RAFI Fundamental High Liquidity Emerging Markets Index commenced operations on January 31, 2024.

[3]

The Fundamental Emerging Markets Spliced Index is an internally calculated index comprised of the Russell RAFI Emerging Markets Large Company Index (Net) from the inception of the fund until the close of business on June 21, 2024, and the RAFI Fundamental High Liquidity Emerging Markets Index (Net) from June 22, 2024 forward.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab Fundamental Emerging Markets Equity ETF | Schwab Fundamental Emerging Markets Equity ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	3.52%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	22.15%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes
Schwab U.S. REIT ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices. The S&P 500 Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.schwabassetmanagement.com/prospectus.

Performance Past Does Not Indicate Future [Text]	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compared to that of one or more indices.
Performance Additional Market Index [Text]	The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index.
Bar Chart [Heading]	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]

Best Quarter: 17.97% Q4 2023
Worst Quarter: (28.46%) Q1 2020
Year-to-date performance (before taxes) as of 3/31/26: 3.48%

Performance Table Market Index Changed	Effective June 22, 2020, the fund changed its comparative index from the Dow Jones U.S. Select REIT Index to the Dow Jones Equity All REIT Capped Index. Performance of the fund prior to the index change is based on the fund’s investment strategy to track the previous index.
Performance Table Uses Highest Federal Rate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account.
Performance [Table]
Average Annual Total Returns - Schwab U.S. REIT ETF			12 Months Ended	60 Months Ended	120 Months Ended
		Feb. 28, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index | Average Annual Return, Label [Optional Text]		S&P 500® Index
S&P 500® Index | Average Annual Return, Percent			17.88%	14.42%	14.82%
Dow Jones Equity All REIT Capped Index(1) | Average Annual Return, Label [Optional Text]		Dow Jones Equity All REIT Capped Index(1)
Dow Jones Equity All REIT Capped Index(1) | Average Annual Return, Percent	[1]		2.30%	4.86%
REIT Spliced Index(2) | Average Annual Return, Label [Optional Text]		REIT Spliced Index(2)
REIT Spliced Index(2) | Average Annual Return, Percent	[2]		2.30%	4.86%	3.48%
Schwab U.S. REIT ETF | Average Annual Return, Label [Optional Text]		Before taxes
Schwab U.S. REIT ETF | Average Annual Return, Percent			2.27%	4.79%	3.41%
Schwab U.S. REIT ETF | After Taxes on Distributions | Average Annual Return, Label [Optional Text]		After taxes on distributions
Schwab U.S. REIT ETF | After Taxes on Distributions | Average Annual Return, Percent			1.25%	3.83%	2.36%
Schwab U.S. REIT ETF | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]		After taxes on distributions andsale of shares
Schwab U.S. REIT ETF | After Taxes on Distributions and Sales | Average Annual Return, Percent			1.57%	3.41%	2.25%
[1]

Effective June 22, 2020, the fund changed its comparative index from the Dow Jones U.S. Select REIT Index to the Dow Jones Equity All REIT Capped Index. Performance of the fund prior to the index change is based on the fund’s investment strategy to track the previous index. The Dow Jones Equity All REIT Capped Index commenced operations on April 13, 2020.

[2]

The REIT Spliced Index is an internally calculated index, comprised of the Dow Jones U.S. Select REIT Index from inception of the fund until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter.

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns as of 12/31/25
Performance Table Closing [Text Block]

The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (IRA) or other tax-advantaged account. In some cases, the return after taxes on distributions and sale of shares may exceed the fund’s other returns due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

Performance Availability Website Address [Text]	www.schwabassetmanagement.com/prospectus
Schwab U.S. REIT ETF | Schwab U.S. REIT ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date performance (before taxes)
Bar Chart, Year to Date Return	3.48%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.97%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(28.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects nodeduction for fees, expenses, or taxes